Supplemental cash flow information	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022
Supplemental Cash Flow Information [Abstract]
Supplemental cash flow information [Text Block]

21.  Supplemental cash flow information

The following table presents changes in non-cash working capital:

	Nine months ended September 30, 2020	Twelve months ended December 31, 2019
		(As restated - see Note 25)
Trade and other receivables	$(257,588)	$(41,465)
Prepaid expenses and other	(387,762)	(36,629)
Other assets	-	(150,000)
Accounts payable and accrued liabilities	393,202	86,519
Deferred revenue	7,053	-
	$(245,095)	$(141,575)

The following is a summary of non-cash items that were excluded from the consolidated statements of cash flows for the nine months ended September 30, 2020:

  $358,178 of right-of-use asset and lease obligations relating to the new office lease;
  $139,787 of right-of-use asset and $157,315 lease obligations de-recognized from KWESST's consolidated financial position relating to the former lease office;
  $347,280 of KWESST's common shares and warrants for the asset acquisition of GhostStep® Technology;
  $255,718 of convertible notes, including accrued interest, settled in KWESST's common shares;
  $322,779 of share offering costs settled in KWESST's common shares;
  $41,155 of options adjustment due to QT (see note 4(a)); and
  $17,531 fair value of options exercised and transferred to KWESST's common shares.

The following is a summary of non-cash items that were excluded from the consolidated statements of cash flows for the twelve months ended December 31, 2019:

  $1,290,255 common shares and warrants for loans.

23.  Supplemental cash flow information

The following table presents changes in non-cash working capital:

	Year ended	Year ended	Nine months ended
	September 30,	September 30,	September 30,
	2022	2021	2020
Trade and other receivables	$631,801	$(218,334)	$(257,588)
Inventories	49,446	17,555	-
Prepaid expenses and other	425,876	(106,205)	(387,762)
Accounts payable and accrued liabilities	2,515,289	(828,698)	393,202
Contract liabilities	17,410	(7,053)	7,053
Deposits	-	150,000	-
Accrued royalties liability	-	1,191,219	-
	$3,639,822	$198,484	$(245,095)

The following is a summary of non-cash items that were excluded from the consolidated statements of cash flows for the nine months ended September 30, 2022:

•	$83,319 fair value of 875 contingent shares settled via common shares (see Note 4(a));
•	$19,000 debt settlement via common shares;
•	$61,173 fair value of warrants exercised and transferred to share capital from warrants; and
•	$125,000 for 250,000 warrants exercised in connection with the GhostStepTM acquisition in June 2020.

The following is a summary of non-cash items that were excluded from the consolidated statements of cash flows for the year ended September 30, 2021:

•	$63,866 debt settlement via common shares;
•	$125,000 for 250,000 exercised warrants in connection with the GhostStepTM acquisition in June 2020;
•	$102,991 fair value of warrants exercised and transferred to share capital;
•	$203,516 fair value of options exercised and transferred to share capital from contributed surplus;
•	$1,715,000 fair value of common shares and warrants issued for the acquisition of the LEC System (Note 4(b)),
•	$137,000 fair value of common shares issued for the amended and restated license agreement with AerialX (Note 26);
•	$169,832 share offering costs relating to the Broker Compensation Options (Note 15(a)); and
•	$3,828 non-cash consideration for computer equipment acquired.

The following is a summary of non-cash items that were excluded from the consolidated statements of cash flows for the nine months ended September 30, 2020:

•	$358,178 of right-of-use asset and lease obligations relating to the new office lease;
•	$139,787 of right-of-use asset and $157,315 lease obligations de-recognized from KWESST's consolidated financial position relating to the former lease office;
•	$347,280 of KWESST's common shares and warrants for the asset acquisition of GhostStepTM Technology;
•	$255,718 of convertible notes, including accrued interest, settled in KWESST's common shares;
•	$322,779 of share offering costs settled in KWESST's common shares;
•	$41,155 of options adjustment due to QT (see note 4(c)); and
•	$17,531 fair value of options exercised and transferred to KWESST's common shares.